ADVISORSHARES DORSEY WRIGHT SHORT ETF

Schedule of Investments

March 31, 2025 (Unaudited)

Investments	Shares	Value
MONEY MARKET FUND – 211.0%
STIT - Government & Agency Portfolio, Institutional Class, 4.29%(a)(b) (Cost $27,694,435)	27,694,435	$27,694,435
Total Investments Before Securities Sold, Not Yet Purchased (Cost $27,694,435)		27,694,435

Securities Sold, Not Yet Purchased – (100.5)%

COMMON STOCKS – (100.5)%

Agriculture – (2.1)%
Archer-Daniels-Midland Co.	(2,665)	(127,947)
Bunge Global SA	(1,870)	(142,905)
Total Agriculture		(270,852)

Apparel – (2.9)%
Carter’s, Inc.	(2,770)	(113,293)
NIKE, Inc., Class B	(2,043)	(129,690)
PVH Corp.	(2,065)	(133,481)
Total Apparel		(376,464)

Auto Manufacturers – (1.0)%
Ford Motor Co.	(13,590)	(136,308)

Auto Parts & Equipment – (5.0)%
Adient PLC(c)	(8,669)	(111,483)
Gentex Corp.	(5,680)	(132,344)
Goodyear Tire & Rubber Co. (The)(c)	(16,634)	(153,698)
Lear Corp.	(1,379)	(121,656)
Visteon Corp.(c)	(1,814)	(140,803)
Total Auto Parts & Equipment		(659,984)

Beverages – (2.1)%
Brown-Forman Corp., Class B	(3,849)	(130,635)
Constellation Brands, Inc., Class A	(800)	(146,816)
Total Beverages		(277,451)

Biotechnology – (4.1)%
Biogen, Inc.(c)	(959)	(131,229)
BioMarin Pharmaceutical, Inc.(c)	(2,306)	(163,011)
Ionis Pharmaceuticals, Inc.(c)	(3,964)	(119,594)
Regeneron Pharmaceuticals, Inc.	(199)	(126,212)
Total Biotechnology		(540,046)

Building Materials – (1.1)%
JELD-WEN Holding, Inc.(c)	(24,180)	(144,355)

Chemicals – (8.2)%
Albemarle Corp.	(1,611)	(116,024)
Ashland, Inc.	(2,037)	(120,774)
Celanese Corp.	(2,340)	(132,842)
Chemours Co. (The)	(8,425)	(113,990)
FMC Corp.	(2,273)	(95,898)
Huntsman Corp.	(6,594)	(104,119)
LyondellBasell Industries NV, Class A	(1,975)	(139,040)
Olin Corp.	(5,357)	(129,854)
Westlake Corp.	(1,254)	(125,437)
Total Chemicals		(1,077,978)

Coal – (1.1)%
Peabody Energy Corp.	(10,827)	(146,706)

Commercial Services – (2.1)%
Cimpress PLC (Ireland)(c)	(2,990)	(135,238)
Investments	Shares	Value
COMMON STOCKS (continued)

Commercial Services (continued)
ManpowerGroup, Inc.	(2,516)	$(145,626)
Total Commercial Services		(280,864)

Cosmetics/Personal Care – (2.1)%
Coty, Inc., Class A(c)	(20,460)	(111,916)
Estee Lauder Cos., Inc. (The), Class A	(2,378)	(156,948)
Total Cosmetics/Personal Care		(268,864)

Diversified Financial Services – (0.9)%
Franklin Resources, Inc.	(6,115)	(117,714)

Electric – (2.1)%
AES Corp. (The)	(10,938)	(135,850)
Edison International	(2,350)	(138,462)
Total Electric		(274,312)

Electrical Components & Equipment – (1.1)%
Universal Display Corp.	(1,004)	(140,038)

Electronics – (1.0)%
Sensata Technologies Holding PLC	(5,587)	(135,596)

Energy - Alternate Sources – (1.0)%
First Solar, Inc.(c)	(1,056)	(133,510)

Food – (2.0)%
Hain Celestial Group, Inc. (The)(c)	(29,120)	(120,848)
Lamb Weston Holdings, Inc.	(2,532)	(134,956)
Total Food		(255,804)

Healthcare - Products – (6.4)%
Align Technology, Inc.(c)	(670)	(106,436)
Bruker Corp.	(2,310)	(96,419)
DENTSPLY SIRONA, Inc.	(7,766)	(116,024)
Enovis Corp.(c)	(3,135)	(119,788)
Exact Sciences Corp.(c)	(3,050)	(132,035)
Integra LifeSciences Holdings Corp.(c)	(7,318)	(160,923)
Teleflex, Inc.	(816)	(112,763)
Total Healthcare - Products		(844,388)

Healthcare - Services – (4.5)%
Centene Corp.(c)	(2,380)	(144,490)
Charles River Laboratories International, Inc.(c)	(701)	(105,514)
Elevance Health, Inc.	(398)	(173,114)
Humana, Inc.	(616)	(162,994)
Total Healthcare - Services		(586,112)

Home Builders – (1.0)%
Lennar Corp., Class A	(1,170)	(134,293)

Home Furnishings – (0.9)%
Leggett & Platt, Inc.	(14,778)	(116,894)

Internet – (1.8)%
CDW Corp.	(820)	(131,413)
Wayfair, Inc., Class A(c)	(3,298)	(105,635)
Total Internet		(237,048)

Iron/Steel – (1.0)%
Nucor Corp.	(1,072)	(129,004)

ADVISORSHARES DORSEY WRIGHT SHORT ETF

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Leisure Time – (2.7)%
Brunswick Corp.	(2,385)	$(128,432)
Harley-Davidson, Inc.	(5,342)	(134,886)
Polaris, Inc.	(2,193)	(89,781)
Total Leisure Time		(353,099)

Machinery - Construction & Mining – (1.0)%
Terex Corp.	(3,470)	(131,097)

Machinery - Diversified – (0.9)%
Cognex Corp.	(3,795)	(113,205)

Media – (2.0)%
Cable One, Inc.	(539)	(143,250)
Sirius XM Holdings, Inc.	(5,483)	(123,614)
Total Media		(266,864)

Office/Business Equipment – (0.8)%
Xerox Holdings Corp.	(21,966)	(106,096)

Oil & Gas – (7.9)%
APA Corp.	(6,577)	(138,249)
Devon Energy Corp.	(3,675)	(137,445)
HF Sinclair Corp.	(3,199)	(105,183)
Murphy Oil Corp.	(4,034)	(114,566)
Occidental Petroleum Corp.	(2,776)	(137,023)
Patterson-UTI Energy, Inc.	(19,720)	(162,098)
Transocean Ltd.(c)	(48,843)	(154,832)
Weatherford International PLC	(1,738)	(93,070)
Total Oil & Gas		(1,042,466)

Oil & Gas Services – (2.0)%
Halliburton Co.	(4,971)	(126,114)
NOV, Inc.	(8,744)	(133,084)
Total Oil & Gas Services		(259,198)

Packaging & Containers – (1.0)%
O-I Glass, Inc.(c)	(11,757)	(134,853)

Pharmaceuticals – (2.4)%
Agios Pharmaceuticals, Inc.(c)	(4,345)	(127,309)
Herbalife Ltd.(c)	(22,343)	(192,820)
Total Pharmaceuticals		(320,129)

REITS – (3.3)%
Alexandria Real Estate Equities, Inc.	(1,495)	(138,302)
Hudson Pacific Properties, Inc.	(44,619)	(131,626)
Service Properties Trust	(60,095)	(156,848)
Total REITS		(426,776)

Retail – (6.3)%
Advance Auto Parts, Inc.	(2,943)	(115,395)
Dollar General Corp.	(1,929)	(169,617)
Dollar Tree, Inc.(c)	(1,897)	(142,408)
Foot Locker, Inc.(c)	(7,334)	(103,409)
Kohl’s Corp.	(16,436)	(134,447)
Nu Skin Enterprises, Inc., Class A	(22,896)	(166,225)
Total Retail		(831,501)

Savings & Loans – (1.3)%
Flagstar Financial Inc	(14,795)	(171,918)

Semiconductors – (7.7)%
Advanced Micro Devices, Inc.(c)	(1,272)	(130,685)
Investments	Shares	Value
COMMON STOCKS (continued)

Semiconductors (continued)
Intel Corp.	(7,317)	$(166,169)
IPG Photonics Corp.(c)	(1,583)	(99,951)
Microchip Technology, Inc.	(2,021)	(97,837)
Monolithic Power Systems, Inc.	(231)	(133,975)
ON Semiconductor Corp.(c)	(2,740)	(111,491)
Qorvo, Inc.(c)	(2,190)	(158,578)
Skyworks Solutions, Inc.	(1,702)	(110,000)
Total Semiconductors		(1,008,686)

Shipbuilding – (1.2)%
Huntington Ingalls Industries, Inc.	(756)	(154,254)

Software – (1.0)%
Teradata Corp.(c)	(5,817)	(130,766)

Telecommunications – (1.7)%
Viasat, Inc.(c)	(20,815)	(216,892)

Transportation – (1.8)%
Old Dominion Freight Line, Inc.	(834)	(137,985)
United Parcel Service, Inc., Class B	(936)	(102,951)
Total Transportation		(240,936)

Total Securities Sold, Not Yet Purchased [Proceeds Received $(16,719,617)]		$(13,193,321)

Total Investments – 110.5% (Cost $10,974,818)		14,501,114
Liabilities in Excess of Other Assets – (10.5%)		(1,372,826)
Net Assets – 100.0%		$13,128,288

PLC - Public Limited Company

REITS - Real Estate Investment Trusts

(a)	Rate shown reflects the 7-day yield as of March 31, 2025.
(b)	A portion of this security has been pledged as collateral for securities sold, not yet purchased.
(c)	Non-income producing security.

ADVISORSHARES DORSEY WRIGHT SHORT ETF

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of March 31, 2025, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Money Market Fund	$27,694,435	$–	$–	$27,694,435

Liabilities	Level 1	Level 2	Level 3	Total
Common Stocks	$(13,193,321)	$–	$–	$(13,193,321)

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Agriculture	(2.1)%
Apparel	(2.9)
Auto Manufacturers	(1.0)
Auto Parts & Equipment	(5.0)
Beverages	(2.1)
Biotechnology	(4.1)
Building Materials	(1.1)
Chemicals	(8.2)
Coal	(1.1)
Commercial Services	(2.1)
Cosmetics/Personal Care	(2.1)
Diversified Financial Services	(0.9)
Electric	(2.1)
Electrical Components & Equipment	(1.1)
Electronics	(1.0)
Energy - Alternate Sources	(1.0)
Food	(2.0)
Healthcare - Products	(6.4)
Healthcare - Services	(4.5)
Home Builders	(1.0)
Home Furnishings	(0.9)
Internet	(1.8)
Iron/Steel	(1.0)
Leisure Time	(2.7)
Machinery - Construction & Mining	(1.0)
Machinery - Diversified	(0.9)
Media	(2.0)
Office/Business Equipment	(0.8)
Oil & Gas	(7.9)
Oil & Gas Services	(2.0)
Packaging & Containers	(1.0)
Pharmaceuticals	(2.4)
REITS	(3.3)

SUMMARY OF SCHEDULE OF INVESTMENTS (continued)

% of Net Assets
Retail	(6.3)%
Savings & Loans	(1.3)
Semiconductors	(7.7)
Shipbuilding	(1.2)
Software	(1.0)
Telecommunications	(1.7)
Transportation	(1.8)
Money Market Fund	211.0
Total Investments	110.5
Liabilities in Excess of Other Assets	(10.5)
Net Assets	100.0%